Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,

	2023	2024	2025	2026 and later	Total

	$	$	$	$	$

Convertible senior notes	4,528	4,528	4,528	263,467	277,051

Accounts payable and accrued liabilities	16,540	-	-	-	16,540

Obligations under office leases¹	1,148	1,093	1,029	-	3,270

Other obligations¹	2,487	3,504	-	-	5,991

Total	24,703	9,125	5,557	263,467	302,852